Document and Entity Information	Aug. 22, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	ASSURANT INC
Amendment Flag	false
Entity Central Index Key	0001267238
Document Type	8-K
Document Period End Date	Aug. 22, 2019
Entity File Number	001-31978
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	39-1126612
Entity Address, Address Line One	28 Liberty Street
Entity Address, Address Line Two	41st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(212)
Local Phone Number	859-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 Par Value
Trading Symbol	AIZ
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.50% Series D Mandatory Convertible Preferred Stock, $1.00 Par Value
Trading Symbol	AIZP
Security Exchange Name	NYSE